As filed with the Securities and Exchange Commission on June 24, 2002
                                               Securities Act File No. 333-74966
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 2 [X]


                                ING EQUITY TRUST
                         (formerly Pilgrim Equity Trust)
               (Exact Name of Registrant as Specified in Charter)

           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                              Kimberly A. Anderson
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                            ------------------------

  It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                            ------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on February 14, 2002 (SEC File No.
333-74966), and the definitive Statement of Additional Information filed on EDGAR on February 7, 2002 (SEC File No. 333-74966).

                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a)  Subject to the exceptions and limitations contained in paragraph (b) below:

     (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

     (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Trustee or Officer:

     (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; or

     (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

          (A) by the court or other body approving the settlement or other disposition; or

          (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
     Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

     (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

     (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this  Section 4.3, a  "Disinterested  Trustee" is one who is not
(i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the option of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

(1) (A) Declaration of Trust -- previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

     (B) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated May 9, 2001 -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (C) Certificate of Amendment to Declaration of Trust dated June 15, 2001 -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (D) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share -- previously filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A on August 30, 2001 and incorporated herein by reference.

     (E) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (F) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share -- previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

(2) (A) Bylaws -- previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

     (B) Form Amendment to Bylaws -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

(3)  Not Applicable

(4) Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds, on behalf of Pilgrim MidCap Growth Fund and Pilgrim Equity Trust, on behalf of Pilgrim MidCap Opportunities Fund-- previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on December 12, 2001 and incorporated herein by reference.

(5)  Not Applicable

(6) (A) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement of Form N-1A on March 1, 2001 and incorporated herein by reference.

     (B) Form of Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (C) Form of Amended and Restated Schedule A to the Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (D) Form of Amended and Restated Schedule A to the Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

     (E) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on July 3, 2001 and incorporated herein by reference.

     (F) Form of Amended and Restated Schedule A to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (G) Form of Sub-Advisory Agreement between ING Pilgrim, LLC and Brandes Investment Partners, L.P. -- previously filed as an Exhibit to Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

(7) (A) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

     (B) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (C) Form of Amended and Restated Underwriting Agreement between Registrant and Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

     (D) Form of Second Amended and Restated Underwriting Agreement between Registrant and Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (E) Form of Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.

     (F) Form of Financial Institutions Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.

(8)  Not Applicable

(9) (A) Form of Custodian Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

     (B) Form of Custody Agreement between the Registrant and State Street Bank and Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (C) Form of Custody and Investment Accounting Agreement between Registrant and State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (D) Form of Custodian Service and Monitoring Agreement between the Registrant, MBIA Insurance Corporation and Statement Street Bank and Trust Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (E) Form of Amended and Restated Schedule A with respect to the Custodian Service and Monitoring Agreement between the Registrant, MBIA Insurance Corporation, and State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

(10) (A) Form of Rule 12b-1 Plan -- previously filed as an Exhibit to Pre-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A on January 4, 2000 and incorporated herein by reference.

     (B) Form of Amended and Restated 12b-1 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (C) Form of Amended and Restated 12b-1 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

     (D) Form of Third Amended and Restated 12b-1 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (E) Form of Rule 18f-3 Plan -- previously filed as an Exhibit to Pre-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A on January 4, 2000 and incorporated herein by reference.

     (F) Form of Amended Rule 18f-3 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (G) Form of Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel -- previously filed as an Exhibit to Registrant's Registration Statement on Form N-14 on December 12, 2001 and incorporated herein by reference.

(12) (A) Opinion of Counsel Supporting Tax Matters and Consequence -- filed herein.

     (B)  Consent of Counsel -- filed herein.

(13) (A) Other Material Contracts -- previously filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

     (B) Other Material Contracts -- previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.

     (C) Form of Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. -- previously filed as an Exhibit to
          Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (D) Form of Amendment to Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (E) Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC -- previously filed as an Exhibit to Post-Effective Amendment NO. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.

     (F) Form of Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A on October 1, 2001 and incorporated herein by reference.

     (G) Form of Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (H) Form of Financial Guaranty Agreement between MCIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's
          Registration Statement on Form N-1A and incorporated herein by reference.

     (I) Form of Expense Limitation Agreement between ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc., and Pilgrim Equity Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

     (J) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, AW Advisors LLC and Pilgrim Equity Trust (Biotechnology Fund) -- to be filed in a subsequent Post-Effective Amendment.

     (K) Form of Amended and restated Expense Limitation Agreement between ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.

     (L) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, AW Advisors LLC and ING Equity Trust (ING Biotechnology Fund) -- previously filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A on March 1, 2000 and incorporated herein by reference.

(14) Consent of KPMG LLP -- previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrants Registration Statement on Form N-14 on February 7, 2002 and incorporated herein by reference.

(15) Not Applicable

(16) Powers of Attorney -- filed herein.

(17) Not Applicable

Item 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 21st day of June, 2002.


                                        ING EQUITY TRUST


                                        By: /s/ Kimberly A. Anderson
                                            -----------------------------
                                            Kimberly A. Anderson
                                            Vice President and Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                         Title                        Date
         ---------                         -----                        ----


-----------------------------    Trustee and Chairman              June 21, 2002
John G. Turner*


-----------------------------    President and Chief               June 21, 2002
James M. Hennessy*               Executive Officer


-----------------------------    Executive Vice President and      June 21, 2002
Michael J. Roland*               Principal Financial Officer


-----------------------------    Trustee                           June 21, 2002
Paul S. Doherty*


-----------------------------    Trustee                           June 21, 2002
J. Michael Earley*

-----------------------------    Trustee                           June 21, 2002
R. Barbara Gitenstein*


-----------------------------    Trustee                           June 21, 2002
R. Glenn Hilliard*


-----------------------------    Trustee                           June 21, 2002
Walter H. May, Jr.*


-----------------------------    Trustee                           June 21, 2002
Thomas J. McInerney*


-----------------------------    Trustee                           June 21, 2002
Jock Patton*


-----------------------------    Trustee                           June 21, 2002
David W.C. Putnam*


-----------------------------    Trustee                           June 21, 2002
Blaine E. Rieke*


-----------------------------    Trustee                           June 21, 2002
Roger B. Vincent*


-----------------------------    Trustee                           June 21, 2002
Richard A. Wedemeyer*


*   By: /s/ Kimberly A. Anderson
        -----------------------------
        Kimberly A. Anderson
        Attorney-in-Fact**

**  Pursuant to powers of attorney filed herein.

                                  EXHIBIT INDEX

(12)  (A)  Opinion of Counsel Supporting Tax Matters and Consequence

      (B)  Opinion of Counsel

(16)  Powers of Attorney